Share Based Compensation (Details) - Schedule of Share Option Activities - USD ($)		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Schedule of Share Option Activities [Abstract]
Number of Options, Options outstanding, Beginning (in Shares)	1,356,188
Weighted Average Exercise Price, Options outstanding, Beginning	$ 2.75
Weighted Average Remaining Contract Life Years, Options outstanding, Beginning	3 years 4 months 9 days
Weighted Average Grant Date Fair value, Options outstanding, Beginning	$ 6.3
Aggregate Intrinsic Value, Options outstanding, Beginning (in Dollars)	$ 40,483,123
Number of Options, Granted (in Shares)		153,413
Weighted Average Exercise Price, Granted		$ 5
Weighted Average Remaining Contract Life Years, Granted		4 years 9 months
Weighted Average Grant Date Fair value, Granted		$ 9.75
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Options, Cancelled/forfeited (in Shares)		(100,590)
Weighted Average Exercise Price, Cancelled/forfeited		$ 8.43
Weighted Average Remaining Contract Life Years, Cancelled/forfeited
Weighted Average Grant Date Fair value, Cancelled/forfeited		$ 4.29
Aggregate Intrinsic Value, Cancelled/forfeited (in Dollars)
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Life Years, Exercised
Weighted Average Grant Date Fair value, Exercised
Aggregate Intrinsic Value, options Exercised (in Dollars)
Number of Options, Options outstanding, Ending (in Shares)		1,409,011
Weighted Average Exercise Price, Options outstanding, Ending		$ 2.62
Weighted Average Remaining Contract Life Years, Options outstanding, Ending		2 years 3 months 3 days
Weighted Average Grant Date Fair value, Options outstanding, Ending		$ 6.81
Aggregate Intrinsic Value, Options outstanding, Ending (in Dollars)		$ 1,559,571
Number of Options, Options vested and exercisable (in Shares)		1,199,131
Weighted Average Exercise Price, Options vested and exercisable		$ 1.54
Weighted Average Remaining Contract Life Years, Options vested and exercisable		2 years 3 months 21 days
Weighted Average Grant Date Fair value, Options vested and exercisable		$ 7.36
Aggregate Intrinsic Value, Options vested and exercisable (in Dollars)		$ 2,625,298